Message From The Investment Adviser                         Brenton Mutual Funds
--------------------------------------------------------------------------------

Dear Shareholders:

The last year has truly been an extraordinary one, with dramatic gains in common stock prices and stable to lower interest rates. Investor and consumer confidence remains high with solid economic growth, little or no inflation, and strong real income growth helping to fuel the party. Seven years of uninterrupted economic growth has contributed to a strong turnaround in our country's fiscal balance. It now appears we will see the first budget surplus since 1969 and estimates range from $40 billion to $80 billion. As recently as 1992, the deficit was $290 billion. Perhaps more importantly, the economic advance has been balanced and at this juncture there appears to be further gains ahead.

Although conditions appear favorable for the foreseeable future, as always, there are possible problems below the surface. Recession/Depression in Asia increases the chances for an economic slow down worldwide and earnings disappointments on a company specific basis. In addition, after seven years of economic growth, most of the easy improvements in earnings have been realized and double-digit earnings increases seem increasingly unlikely moving forward.

INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

Interest rates stayed in a fairly narrow range over the last six months with a modest downward bias. The thirty-year treasury rate was 5.93% on March 31st compared to 6.40% on September 30th. Signs of solid economic growth continue to have little impact on interest rates as inflation trends lower. With positive news on inflation, the federal budget surplus and economic growth, we look for interest rates to continue to trade close to current levels over the next several months. We have adopted a portfolio structure for the Fund with a duration very close to the Merrill Lynch 3-7 year government index. As always, we maintain excellent credit quality by limiting our investments to U.S. Government or government agency securities.

On a longer-term basis, we continue to remain confident that we will sustain a low inflation environment for the foreseeable future. That being the case, we feel good about the prospect of achieving solid real or inflation adjusted returns for shareholders.


                             [GRAPH APPEARS HERE]


                 Intermediate U.S. Government Securities Fund

  Value of a $10,000 Investment



              Intermediate U.S. Government    Intermediate U.S. Government      Merrill Lynch
                      Securities Fund load*        Securities Fund no load   Government Index
 8/9/94                    9,650                         10,000                   10,000
3/31/95                    9,983                         10,342                   10,372
3/31/96                   10,730                         11,116                   11,465
3/31/97                   11,106                         11,506                   11,955
3/31/98                   12,238                         12,678                   13,236


                                             Since
                                           Inception
                     Date       1 Year     (08/09/94)
                   03/31/98      6.34%*      5.70%*


                   *Reflects a 3.50% Sales Charge.
                   Past performance is not predictive of
                   future results.

The performance of the Brenton Intermediate U.S. Government Securities Fund is measured against the Merrill Lynch 3-7 year Government Index, which is generally representative of the performance of intermediate U.S. Government securities. The index does not reflect the reduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

--------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------


VALUE EQUITY FUND

We are generally pleased with the performance of the Fund over the last six months. Despite the fact that our return (without load) of 13.63% trailed the 17.21% recorded by the Standard and Poor 500, we compared favorably with the average return of growth funds followed by Lipper of 11.53%.

Investors continue to respond positively to the current environment of solid economic growth, low and falling inflation rates, moderate earnings growth and stable interest rates. The economic slowdown in Asia has had an effect on the earnings of selected U.S. companies and has led to increased volatility in stock prices. We see these fluctuations as an opportunity to acquire fine companies at attractive prices. As always, we maintain our disciplined value equity style while searching for new additions to the Fund.

Looking forward, we see an environment of solid but slowing economic growth combined with low inflation and stable interest rates. We continue to avoid new commitments to cyclical stocks and are focusing on firms positioned for consistent growth. Over the last six months we have purchased a number of such companies, including Burlington Resources, Mobil Corporation, Baker Hughes and Tenet Healthcare.

Looking out longer term, we continue to stress themes related to demographics, in particular the aging of the baby boom generation. We are confident that these trends will continue and be particularly positive for financial stocks as well as health care related firms.


                             [GRAPH APPEARS HERE]

                               Value Equity Fund

   Value of a $10,000 Investment


                     Equity Fund load*     Equity Fund no load   S&P 500 Index
 8/9/94                   10,000                 10,000             9,550
3/31/95                   10,435                 10,925            11,142
3/31/96                   13,162                 13,781            14,713
3/31/97                   15,457                 16,184            17,623
3/31/98                   21,269                 22,269            26,099


                                                       Since
                              Date      1 Year        Inception
                                                      (08/09/94)
                            03/31/98    31.38%*         23.01%*

                            * Reflects a 4.50% Sales Charge.
                            Past performance is not predictive of
                            future results.


The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees.

-------------------------------------------------------------------------------

Message From The Investment Adviser                        Brenton Mutual Funds
-------------------------------------------------------------------------------


U.S. GOVERNMENT MONEY MARKET FUND(/1/)

The last six months have been a period of relative stability for short-term interest rates as the Federal Reserve has held the fed funds rate steady at 5.50%. At this time we expect the federal funds rate will remain steady for the next several months. That being the case, we expect to continue to focus on maintaining high credit quality in the Fund while maintaining the average maturity near current levels.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ Douglas L. Brown
Douglas L. Brown
Vice President/Senior Portfolio Manager

FOR MORE COMPLETE INFORMATION ON ANY OF THE BRENTON MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-706-FUND FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

THE INVESTMENT RETURN AND NET ASSET VALUE (NAV) WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE COMPOSITION OF THE FUNDS' HOLDINGS IS SUBJECT TO CHANGE.

/1/An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable Net Asset Value (NAV) of $1 per share.

SHARES OF THE FUNDS ARE NOT FDIC INSURED, NOR ARE THEY INSURED BY ANY GOVERNMENT AGENCY. FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, BRENTON BANK OR ITS AFFILIATES. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
THE BRENTON MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS DISTRIBUTED BY BISYS FUND SERVICES WHICH IS INDEPENDENT OF BRENTON BANK AND ITS AFFILIATES. BRENTON BROKERAGE IS A REGISTERED BROKER-DEALER FROM WHOM SHARES OF THE BRENTON MUTUAL FUNDS MAY BE PURCHASED.

-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                         Report of Independent Auditors
                                     Page 5

                      Statements of Assets and Liabilities
                                     Page 6

                            Statements of Operations
                                     Page 7

                      Statements of Changes in Net Assets
                                     Page 8

                       Schedules of Portfolio Investments
                                    Page 10

                         Notes to Financial Statements
                                    Page 14

                              Financial Highlights
                                    Page 19

Report of Independent Auditors                              Brenton Mutual Funds
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Brenton Mutual Funds of The Coventry Group

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Brenton Mutual Funds (comprising, respectively, Brenton U.S. Government Money Market Fund, Brenton Intermediate U.S. Government Securities Fund, and Brenton Value Equity Fund) as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Brenton Mutual Funds as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                      Ernst & Young LLP

Columbus, Ohio
May 1, 1998

--------------------------------------------------------------------------------

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1998

                                                    INTERMEDIATE
                                  U.S. GOVERNMENT  U.S. GOVERNMENT
                                   MONEY MARKET      SECURITIES    VALUE EQUITY
                                       FUND             FUND           FUND
                                  ---------------  --------------- ------------
            ASSETS:
Investments, at value (cost
 $45,295,830; $25,734,317;
 $35,227,029, respectively).....    $45,295,830      $26,128,092   $57,000,086
Interest and dividends
receivable......................        136,163          397,803        68,258
Prepaid expenses and other
 assets.........................         21,267            6,190        15,299
                                    -----------      -----------   -----------
    Total Assets................     45,453,260       26,532,085    57,083,643
                                    -----------      -----------   -----------
          LIABILITIES:
Dividends payable...............        175,394          160,464        67,288
Payable to brokers for
 securities purchased...........      3,186,368               --            --
Accrued expenses and other
 payables:
  Investment advisory fees......          9,492           12,752        33,203
  Administration fees...........            870              359         1,550
  Distribution and shareholder
   service fees.................            999              812         2,519
  Custodian, accounting and
   transfer agent fees..........          2,860            3,795         1,120
  Legal and audit fees..........          9,921           11,896        18,077
  Printing fees.................          6,414            6,810         9,999
  Other.........................            344            2,765         2,104
                                    -----------      -----------   -----------
    Total Liabilities...........      3,392,662          199,653       135,860
                                    -----------      -----------   -----------
          NET ASSETS:
Capital.........................     42,060,330       25,724,436    32,240,370
Undistributed (distribution in
 excess of) net investment
 income (loss)..................            626           21,102        (3,379)
Net unrealized appreciation
 (depreciation) from
 investments....................             --          393,775    21,773,057
Accumulated undistributed net
 realized gains (losses) from
 investment transactions........           (358)         193,119     2,937,735
                                    -----------      -----------   -----------
    Net Assets..................     42,060,598       26,332,432    56,947,783
                                    ===========      ===========   ===========
Outstanding units of beneficial
 interest (shares)..............     42,060,016        2,555,646     2,875,310
                                    ===========      ===========   ===========
Net asset value--redemption
 price per share................          $1.00           $10.30        $19.81
                                    ===========      ===========   ===========
Maximum Sales Charge............             --             3.50%         4.50%
                                    -----------      -----------   -----------
Maximum Offering Price per share
 (100%/(100%-Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent)......          $1.00(a)        $10.67        $20.74
                                    ===========      ===========   ===========

------
(a)Offering price and redemption price are the same for the Money Market Fund.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            STATEMENTS OF OPERATIONS
                       FOR THE YEAR ENDED MARCH 31, 1998

                                                     INTERMEDIATE
                                    U.S. GOVERNMENT U.S. GOVERNMENT
                                     MONEY MARKET     SECURITIES    VALUE EQUITY
                                         FUND            FUND           FUND
                                    --------------- --------------- ------------
INVESTMENT INCOME:
Interest income...................    $2,001,805      $2,212,499    $        --
Dividend income...................         4,597          78,014        919,370
                                      ----------      ----------    -----------
  Total income....................     2,006,402       2,290,513        919,370
                                      ----------      ----------    -----------
EXPENSES:
Investment advisory fees..........       143,993         156,685        345,936
Administration fees...............        71,996          71,122        103,646
Distribution and shareholder
service fees......................       179,990         177,804        259,112
Custodian fees....................        13,870           8,030         10,169
Fund accounting fees..............        30,364          33,158         32,690
Transfer agent fees...............        40,118          28,260         48,884
Trustees' fees....................         1,694           2,190          2,842
Legal fees........................         8,713           9,934         12,202
Audit fees........................         5,260           9,122         16,395
Registration and filing fees......         2,535           4,089          6,988
Printing fees.....................         8,439           9,083         13,918
Other.............................         1,782           1,593          2,011
                                      ----------      ----------    -----------
  Total Expenses..................       508,754         511,070        854,793
Less: Fee waivers and expense
 reimbursements...................      (250,092)       (165,024)      (233,202)
                                      ----------      ----------    -----------
  Net expenses....................       258,662         346,046        621,591
                                      ----------      ----------    -----------
Net Investment Income.............     1,747,740       1,944,467        297,779
                                      ----------      ----------    -----------
REALIZED/UNREALIZED GAINS (LOSSES)
 FROM INVESTMENTS:
Net realized gains (losses) from
 investment transactions..........             8         295,619      4,467,710
Net change in unrealized
 appreciation (depreciation) from
 investments......................            --       1,228,528     11,585,146
                                      ----------      ----------    -----------
Net realized/unrealized gains
 (losses) from investments........             8       1,524,147     16,052,856
                                      ----------      ----------    -----------
Change in net assets resulting
 from operations..................    $1,747,748      $3,468,614    $16,350,635
                                      ==========      ==========    ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                           U.S. GOVERNMENT MONEY     INTERMEDIATE U.S. GOVERNMENT
                                MARKET FUND                SECURITIES FUND
                         --------------------------  ------------------------------
                          YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                          MARCH 31,     MARCH 31,      MARCH 31,       MARCH 31,
                             1998          1997           1998           1997
                         ------------  ------------  --------------  --------------
FROM INVESTMENT
 ACTIVITIES:
OPERATIONS:
 Net investment income.. $  1,747,740  $  1,457,429  $    1,944,467  $   1,907,327
 Net realized gains
  (losses) from
  investment
  transactions..........            8            30         295,619         25,161
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........           --            --       1,228,528       (814,536)
                         ------------  ------------  --------------  -------------
Change in net assets
 resulting from
 operations.............    1,747,748     1,457,459       3,468,614      1,117,952
                         ------------  ------------  --------------  -------------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income................   (1,747,740)   (1,457,429)     (1,961,357)    (1,906,249)
 In excess of net
  investment income.....           --            --         (19,724)            --
 Dividends to
  shareholders from net
  realized gains from
  investment
  transactions..........           --            --         (54,748)       (25,161)
 In excess of net
  realized gains........           --            --              --         (6,612)
                         ------------  ------------  --------------  -------------
Change in net assets
 from shareholder
 distributions..........   (1,747,740)   (1,457,429)     (2,035,829)    (1,938,022)
                         ------------  ------------  --------------  -------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................  105,475,648    89,015,767       7,155,148      9,073,851
 Dividends reinvested...      280,061       177,120         550,903        430,122
 Cost of shares
  redeemed..............  (98,490,752)  (89,833,623)    (16,964,161)    (8,916,346)
                         ------------  ------------  --------------  -------------
 Change in net assets
  from capital share
  transactions..........    7,264,957      (640,736)     (9,258,110)       587,627
                         ------------  ------------  --------------  -------------
 Change in net assets...    7,264,965      (640,706)     (7,825,325)      (232,443)
NET ASSETS:
 Beginning of period....   34,795,633    35,436,339      34,157,757     34,390,200
                         ------------  ------------  --------------  -------------
 End of period.......... $ 42,060,598  $ 34,795,633    $ 26,332,432    $34,157,757
                         ============  ============  ==============  =============
Accumulated
 undistributed net
 investment
 income included in net
 assets, end of year.... $        626  $        626  $       21,102  $      16,890
                         ------------  ------------  --------------  -------------
SHARE TRANSACTIONS:
 Issued.................  105,475,630    89,015,767         700,180        900,765
 Reinvested.............      280,061       177,120          54,220         42,750
 Redeemed...............  (98,491,075)  (89,833,639)     (1,643,959)      (888,437)
                         ------------  ------------  --------------  -------------
Change in shares........    7,264,616      (640,752)       (889,559)        55,078
                         ============  ============  ==============  =============

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         VALUE EQUITY FUND
                                                      -------------------------
                                                       YEAR ENDED   YEAR ENDED
                                                       MARCH 31,     MARCH 31,
                                                          1998         1997
                                                      ------------  -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income..............................  $    297,779  $   328,324
 Net realized gains (losses) from investment
  transactions......................................     4,467,710      502,713
 Net change in unrealized appreciation
  (depreciation) from investments...................    11,585,146    5,121,200
                                                      ------------  -----------
Change in net assets resulting from operations......    16,350,635    5,952,237
                                                      ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.........................      (291,610)    (328,324)
 In excess of net investment income.................        (3,379)      (6,955)
  Dividends to shareholders from net realized gains
  from
  investment transactions...........................    (1,209,608)    (502,713)
 In excess of net realized gains....................            --     (200,285)
                                                      ------------  -----------
Change in net assets from shareholder distributions.    (1,504,597)  (1,038,277)
                                                      ------------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued........................    12,077,719   12,165,965
 Dividends reinvested...............................     1,079,209      700,687
 Cost of shares redeemed............................   (12,781,841)  (8,406,836)
                                                      ------------  -----------
 Change in net assets from capital share
  transactions......................................       375,087    4,459,816
                                                      ------------  -----------
 Change in net assets...............................    15,221,125    9,373,776
NET ASSETS:
 Beginning of period................................    41,726,658   32,352,882
                                                      ------------  -----------
 End of period......................................  $ 56,947,783  $41,726,658
                                                      ============  ===========
Accumulated undistributed (distribution in excess
 of) net investment income included in net assets,
 end of year........................................  $     (3,379) $    (6,169)
                                                      ------------  -----------
SHARE TRANSACTIONS:
 Issued.............................................       692,334      858,261
 Reinvested.........................................        60,284       49,747
 Redeemed...........................................      (697,579)    (586,543)
                                                      ------------  -----------
Change in shares....................................        55,039      321,465
                                                      ============  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

  SHARES OR
  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                          DESCRIPTION                          COST
 ----------- ------------------------------------------------------  -----------
 U.S. GOVERNMENT AGENCIES (107.7%):
 Federal Farm Credit Bank:
 $   850,000 5.75%, 7/1/98.........................................  $   849,705
     410,000 5.70%, 12/1/98........................................      409,751
 Federal Home Loan Bank:
  10,888,000 5.86%*, 4/1/98........................................   10,887,999
   2,005,000 5.56%*, 4/7/98........................................    2,003,145
   1,100,000 5.49%*, 4/22/98.......................................    1,096,490
   6,000,000 5.52%*, 4/24/98.......................................    5,978,944
   3,200,000 5.50%*, 4/29/98.......................................    3,186,368
   2,000,000 5.49%*, 5/1/98........................................    1,990,936
   1,000,000 5.47%*, 5/13/98.......................................      993,672
   2,508,000 5.47%*, 5/15/98.......................................    2,491,363
   6,466,000 5.48%*, 5/20/98.......................................    6,418,211
     900,000 5.72%, 7/21/98........................................      899,989
     350,000 5.71%, 10/1/98........................................      350,027
     650,000 5.70%, 10/23/98.......................................      649,779
     700,000 5.78%, 10/30/98.......................................      699,955
     500,000 5.50%, 3/19/99........................................      499,536
     450,000 5.50%, 03/26/99.......................................      449,575

  SHARES OR
  PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ----------- -----------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Student Loan Marketing Association:
 $   640,000 5.85%, 6/10/98.......................................   $   639,832
     500,000 5.86%, 6/10/98.......................................       499,906
     900,000 5.79%, 9/16/98.......................................       899,711
   1,400,000 5.82%, 9/16/98.......................................     1,400,382
     250,000 5.72%, 11/20/98......................................       249,934
     250,000 5.72%, 11/20/98......................................       249,893
   1,500,000 5.74%, 12/17/98......................................     1,498,931
                                                                     -----------
   Total U.S. Government Agencies                                     45,294,034
                                                                     -----------
 INVESTMENT COMPANIES:
       1,796 Dreyfus Treasury Prime Money Market Portfolio........         1,796
                                                                     -----------
   Total Investment Companies                                              1,796
                                                                     -----------
   Total (Cost--$45,295,830) (a)                                     $45,295,830
                                                                     ===========

------
*Effective yield at date of purchase.
Percentages indicated are based on net assets of $42,060,598.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

 SHARES OR
 PRINCIPAL                          SECURITY                           MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- -------------------------------------------------------  -----------
 U.S. GOVERNMENT AGENCIES (84.1%):
 Federal Home Loan Bank:
 $1,000,000 5.97%, 11/8/99.........................................  $ 1,002,950
  2,000,000 6.50%, 06/5/02.........................................    2,048,540
  1,000,000 6.89%, 4/6/04..........................................    1,049,780
  1,000,000 7.36%, 7/1/04..........................................    1,075,080
  1,000,000 7.32%, 4/21/05.........................................    1,075,810
  3,000,000 6.32%, 06/28/05........................................    3,057,750
  1,000,000 6.15%, 11/28/05........................................    1,010,190
 Federal Home Loan Mortgage Corporation:
  1,500,000 6.55%, 10/2/02.........................................    1,541,535
  1,000,000 6.75%, 8/1/05..........................................    1,045,020
  1,042,743 6.50%, 7/1/08..........................................    1,050,563
 Federal National Mortgage Association:
  1,500,000 6.40%, 10/24/02........................................    1,507,605
  1,500,000 6.74%, 7/9/07..........................................    1,577,070
    628,396 6.50%, 3/1/09..........................................      633,109

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
   AMOUNT                         DESCRIPTION                           VALUE
 ---------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Association, continued:
 $2,178,831 7.50%, 11/1/17........................................   $ 2,249,643
  1,562,365 7.50%, 12/1/25........................................     1,606,299
 Government National Mortgage Association:
    596,688 7.00%, 05/1/10........................................       607,876
                                                                     -----------
   Total U.S. Government Agencies                                     22,138,820
                                                                     -----------
 U.S. TREASURY NOTES (11.5%):
  1,000,000 6.38%, 1/15/00........................................     1,012,390
  2,000,000 5.88%, 9/30/02........................................     2,013,240
                                                                     -----------
   Total U.S. Treasury Notes                                           3,025,630
                                                                     -----------
 INVESTMENT COMPANIES (3.7%):
    963,642 Goldman Federal Portfolio Money Market Portfolio......       963,642
                                                                     -----------
   Total Investment Companies                                            963,642
                                                                     -----------
   Total (Cost--$25,734,317) (a)                                     $26,128,092
                                                                     ===========

------
Percentages indicated are based on net assets of $26,332,432.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation.....  $408,079
   Unrealized depreciation.....   (14,304)
                                 --------
   Net unrealized appreciation.  $393,775
                                 ========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1998

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (99.0%):
 Aerospace/Defense (0.9%):
   11,000  General Motors Corp.--Class H..........................   $   497,750
                                                                     -----------
 Auto Parts (1.1%):
   12,000  TRW, Inc...............................................       661,500
                                                                     -----------
 Banks (8.4%):
   14,850  Banc One Corp..........................................       939,263
   16,000  BankAmerica Corp.......................................     1,322,000
   10,000  Chase Manhattan Corp...................................     1,348,749
    3,500  Wells Fargo & Co.......................................     1,159,375
                                                                     -----------
                                                                       4,769,387
                                                                     -----------
 Beverages--Non-alcoholic (2.5%):
    9,200  Coca-Cola Co...........................................       712,425
   16,700  PepsiCo, Inc...........................................       712,881
                                                                     -----------
                                                                       1,425,306
                                                                     -----------
 Beverages--Wines & Spirits (1.4%):
   17,400  Anheuser-Busch Cos., Inc...............................       805,838
                                                                     -----------
 Capital Equipment (2.3%):
   20,000  Illinois Tool Works, Inc...............................     1,295,000
                                                                     -----------
 Chemicals--Diversified (1.0%):
    8,600  Du Pont (E.I.) de Nemours & Co.........................       584,800
                                                                     -----------
 Chemicals--Specialty (1.4%):
   21,000  Sigma-Aldrich Corp.....................................       782,250
                                                                     -----------
 Computer Software (1.7%):
   21,000  Electronic Data Systems Corp...........................       963,375
                                                                     -----------
 Computers--Peripheral Equipment (0.4%):
   11,000  Adaptec, Inc. (b)......................................       215,875
                                                                     -----------
 Defense (1.8%):
   18,186  Raytheon Co.--Class A..................................     1,034,329
                                                                     -----------
 Diversified Operations (3.3%):
   13,000  General Electric Co....................................     1,120,437
    8,100  Minnesota Mining & Manufacturing Co....................       738,619
                                                                     -----------
                                                                       1,859,056
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Electrical Equipment (3.0%):
   18,000  AMP, Inc...............................................   $   788,625
   14,000  Emerson Electric Co....................................       912,625
                                                                     -----------
                                                                       1,701,250
                                                                     -----------
 Electronic Components (2.4%):
   12,000  Intel Corp.............................................       936,750
    7,000  Motorola, Inc..........................................       424,375
                                                                     -----------
                                                                       1,361,125
                                                                     -----------
 Energy (1.5%):
   22,500  Xilinx, Inc. (b).......................................       842,344
                                                                     -----------
 Financial Services (3.3%):
   15,000  Federal Home Loan Mortgage Corp........................       711,563
   17,800  MGIC Investment Corp...................................     1,169,237
                                                                     -----------
                                                                       1,880,800
                                                                     -----------
 Food Products & Services (3.8%):
   31,200  ConAgra, Inc...........................................     1,002,300
   19,300  Sara Lee Corp..........................................     1,189,363
                                                                     -----------
                                                                       2,191,663
                                                                     -----------
 Health Care--Drugs (5.4%):
    9,000  American Home Products Corp............................       858,375
   15,000  Bristol Myers Squibb Co................................     1,564,688
    5,000  Merck & Co., Inc.......................................       641,875
                                                                     -----------
                                                                       3,064,938
                                                                     -----------
 Health Care--General Products (1.9%):
   15,100  Johnson & Johnson......................................     1,107,019
                                                                     -----------
 Household--General Products (3.5%):
   20,000  Newell Co..............................................       968,750
   12,000  Procter & Gamble Co....................................     1,012,500
                                                                     -----------
                                                                       1,981,250
                                                                     -----------
 Insurance (6.7%):
    7,000  Loews Corp.............................................       729,750
   21,000  Reliastar Financial Corp...............................       967,313
   19,300  Safeco Corp............................................     1,054,865
   19,200  UNUM Corp..............................................     1,059,599
                                                                     -----------
                                                                       3,811,527
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                 MARCH 31, 1998

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Leisure & Recreation (1.5%):
   25,000  Brunswick Corp.........................................   $   871,875
                                                                     -----------
 Medical-Hospital Management & Services (1.3%):
   20,000  Tenet Healthcare Corp. (b).............................       726,250
                                                                     -----------
 Natural Gas Utility (1.0%):
   15,000  Baker Hughes, Inc......................................       603,750
                                                                     -----------
 Office Supplies, Automation & Equipment (3.1%):
   16,500  Avery Dennison.........................................       880,688
   18,000  Pitney Bowes, Inc......................................       903,375
                                                                     -----------
                                                                       1,784,063
                                                                     -----------
 Oil & Gas (1.7%):
   20,000  Burlington Resources, Inc..............................       958,750
                                                                     -----------
 Oil Companies--Integrated (5.0%):
    8,800  Amoco Corp.............................................       760,100
   12,800  Exxon Corp.............................................       865,600
   16,000  Mobil Corp.............................................     1,226,000
                                                                     -----------
                                                                       2,851,700
                                                                     -----------
 Oil Field Services (2.1%):
   16,000  Schlumberger Ltd.......................................     1,212,000
                                                                     -----------
 Paint & Related Products (1.9%):
   29,800  Sherwin-Williams Co....................................     1,057,900
                                                                     -----------
 Paper & Related Products (1.6%):
   18,800  Kimberly-Clark Corp....................................       942,350
                                                                     -----------
 Restaurants (1.6%):
   15,000  McDonald's Corp........................................       900,000
                                                                     -----------
 Retail--Convenience Stores (1.7%):
   60,000  Casey's General Stores, Inc............................       960,000
                                                                     -----------
 Retail--General Merchandise (2.1%):
   22,000  Costco Cos., Inc. (b)..................................     1,177,000
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Retail--Specialty Stores (1.2%):
   10,500  Home Depot, Inc........................................   $   708,094
                                                                     -----------
 Tobacco (1.5%):
   20,300  Philip Morris Cos., Inc................................       846,256
                                                                     -----------
 Utilities--Electric (4.1%):
   15,000  AES Corp...............................................       786,563
   19,000  Boston Edison Co.......................................       796,812
   26,000  Houston Industries, Inc................................       747,500
                                                                     -----------
                                                                       2,330,875
                                                                     -----------
 Utilities--Gas & Pipeline (1.2%):
   15,300  Sonat, Inc.............................................       665,550
                                                                     -----------
 Utilities--Telephone (5.9%):
   10,000  AT&T Corp..............................................       656,250
   14,800  GTE Corp...............................................       886,150
   19,800  SBC Communications, Inc................................       863,775
   22,000  WorldCom, Inc. (b).....................................       947,375
                                                                     -----------
                                                                       3,353,550
                                                                     -----------
 Wholesale (2.8%):
   26,000  Arrow Electronics, Inc. (b)............................       703,625
   34,000  Sysco Corp.............................................       871,250
                                                                     -----------
                                                                       1,574,875
                                                                     -----------
   Total Common Stocks                                                56,361,220
                                                                     -----------
 INVESTMENT COMPANIES (1.1%):
  638,866  Goldman Federal Money Market Portfolio.................       638,866
                                                                     -----------
   Total Investment Companies                                            638,866
                                                                     -----------
   Total (Cost--$35,227,029) (a)                                     $57,000,086
                                                                     ===========

------
Percentages indicated are based on net assets of $56,947,783.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $22,054,433
   Unrealized depreciation...    (281,376)
                              -----------
   Net unrealized apprecia-
    tion..................... $21,773,057
                              ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                                MARCH 31, 1998
1. ORGANIZATION:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. Between the date of organization and the date of commencement of operations of the Brenton U.S. Government Money Market Fund, the Brenton Intermediate U.S. Government Securities Fund, and the Brenton Value Equity Fund, (individually, a "Fund"; collectively, the "Funds"), a series of the Group, the Funds earned no investment income and had no operations other than incurring organizational expenses.

 The Brenton U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Brenton Intermediate U. S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Brenton Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares which are equal units of beneficial interest with a par value of $0.01 per share. Sales of Fund shares may be made to the general public.

2. SIGNIFICANT ACCOUNTING PRINCIPLES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

   SECURITIES VALUATION:

   Investments of the Brenton U.S. Government Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost which when combined with accrued interest approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Brenton U.S. Government Money Market Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                MARCH 31, 1998

   Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Brenton Intermediate U.S. Government Securities Fund and the Brenton Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

   SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS:

   The Funds may acquire repurchase agreements from financial institutions such as bank, brokers, or dealers that the investment adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain with the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

   DIVIDENDS TO SHAREHOLDERS:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                MARCH 31, 1998

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to expiring capital loss carry forwards and deferrals of certain losses.

   FEDERAL INCOME TAXES:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. At March 31, 1998 the following fund had capital loss carryforwards which are available to offset future capital gains, if any.

                                                            CAPITAL LOSS
                                                            CARRYFORWARD EXPIRES
                                                            ------------ -------
    U.S. Government Money Market Fund......................     $353      2005
    U.S. Government Money Market Fund......................        5      2006

   EXPENSES:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 1998 are as follows:

                                                                     PROCEEDS
                                                         PURCHASES  FROM SALES
                                                        ----------- -----------
  Intermediate U.S. Government Securities Fund......... $20,153,300 $28,768,471
  Value Equity Fund....................................  16,562,070  16,594,424

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                MARCH 31, 1998

4. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Group by Brenton Bank. Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. Brenton Bank also serves as custodian to the Funds. The Northern Trust Company serves as sub-investment adviser to the U.S. Government Money Market Fund. For such services, Brenton Bank (not the Fund) pays the Northern Trust Company an annual fee of 0.08% of the U.S. Government Money Market Fund's average daily net assets.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of each of the Funds.

 BISYS Ohio serves as transfer agent to the Funds. Under the terms of the transfer agency agreement, BISYS Ohio is entitled to receive fees based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. BISYS Ohio also serves as fund accountant. Under the terms of the fund accounting agreement, BISYS Ohio receives fees monthly at an annual rate of $30,000 for the U.S. Government Money Market Fund, the Intermediate U.S. Government Securities Fund, and the Value Equity Fund, plus certain out-of-pocket expenses.

 The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed .50% of the average daily net asset value of the Funds. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares.


                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                MARCH 31, 1998
 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the year ended March 31, 1998:

                               U.S.    INTERMEDIATE
                            GOVERNMENT     U.S.
                              MONEY     GOVERNMENT   VALUE
                              MARKET    SECURITIES   EQUITY
                               FUND        FUND       FUND
                            ---------- ------------ --------
  INVESTMENT ADVISOR FEES:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.40%       0.44%      0.67%
  Voluntary fee
   reductions.............   $ 85,936          NA         NA
  ADMINISTRATION FEES:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.20%       0.20%      0.20%
  Voluntary fee
   reductions.............     $1,353      $4,394         --
  12B-1 FEES:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.50%       0.50%      0.50%
  Voluntary fee
   reductions.............   $162,803    $160,630   $233,202
  CUSTODIAN AND ACCOUNTING
   FEES:..................   $ 44,234    $ 41,188   $ 42,859
  TRANSFER AGENT FEES:....   $ 40,118    $ 28,260   $ 48,884

5.FEDERAL INCOME TAX INFORMATION (UNAUDITED):

 During the year ended March 31, 1998, the following Fund declared long-term capital gain distributions in the following amount:

  FUND                                                                  AMOUNT
  ----                                                                ----------
  Value Equity Fund.................................................. $1,209,608

 For the taxable year ended March 31, 1998, 75.09% of income dividends paid by the Brenton Value Equity Fund qualify for the dividends received deduction available to corporations.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                 U.S. GOVERNMENT
                                                MONEY MARKET FUND
                                     ---------------------------------------
                                       YEAR      YEAR      YEAR    AUGUST 9,
                                       ENDED     ENDED    ENDED     1994 TO
                                     MARCH 31, MARCH 31, MARCH 31, MARCH 31,
                                       1998      1997      1996    1995 (A)
                                     --------- --------- --------- ---------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................  $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                      -------   -------   -------   -------
INVESTMENT ACTIVITIES
 Net investment income..............    0.048     0.046     0.050     0.028
                                      -------   -------   -------   -------
  Total from Investment Activities..    0.048     0.046     0.050     0.028
                                      -------   -------   -------   -------
DISTRIBUTIONS
 Net investment income..............   (0.048)   (0.046)   (0.050)   (0.028)
                                      -------   -------   -------   -------
  Total Distributions...............   (0.048)   (0.046)   (0.050)   (0.028)
                                      -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD......  $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                      =======   =======   =======   =======
  Total return (excludes sales
   charge)..........................     4.96%     4.67%     5.12%     2.84%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....  $42,061   $34,796   $35,436   $27,810
 Ratio of expenses to average net
  assets............................     0.72%     0.77%     0.75%     0.97%(c)
 Ratio of net investment income to
  average net assets................     4.86%     4.57%     4.99%     4.37%(c)
 Ratio of expenses to average net
  assets (*)........................     1.41%     1.47%     1.46%     1.66%(c)
 Ratio of net investment income to
  average net assets (*)............     4.16%     3.87%     4.28%     3.68%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                          INTERMEDIATE U.S. GOVERNMENT
                                                 SECURITIES FUND
                                     ---------------------------------------
                                       YEAR      YEAR      YEAR    AUGUST 9,
                                       ENDED     ENDED     ENDED    1994 TO
                                     MARCH 31, MARCH 31, MARCH 31, MARCH 31,
                                       1998      1997      1996    1995 (A)
                                     --------- --------- --------- ---------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................  $  9.91   $ 10.14   $  9.99   $ 10.00
                                      -------   -------   -------   -------
INVESTMENT ACTIVITIES
 Net investment income..............     0.59      0.57      0.59      0.35
 Net realized and unrealized gains
  (losses) from investments.........     0.40     (0.22)     0.15     (0.02)
                                      -------   -------   -------   -------
    Total from Investment
     Activities.....................     0.99      0.35      0.74      0.33
                                      -------   -------   -------   -------
DISTRIBUTIONS
 Net investment income..............    (0.58)    (0.57)    (0.59)    (0.34)
 Net realized gains from
  investments.......................    (0.02)    (0.01)       --        --
                                      -------   -------   -------   -------
  Total Distributions...............    (0.60)    (0.58)    (0.59)    (0.34)
                                      -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD......  $ 10.30   $  9.91   $ 10.14   $  9.99
                                      =======   =======   =======   =======
  Total return (excludes sales
   charge)..........................    10.21%     3.51%     7.48%     3.42%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....  $26,332   $34,158   $34,390   $16,438
 Ratio of expenses to average net
  assets............................     0.97%     1.02%     1.07%     1.53%(c)
 Ratio of net investment income to
  average net assets................     5.47%     5.64%     5.82%     5.71%(c)
 Ratio of expenses to average net
  assets (*)........................     1.42%     1.47%     1.55%     2.03%(c)
 Ratio of net investment income to
  average net assets (*)............     5.02%     5.19%     5.34%     5.21%(c)
 Portfolio Turnover.................    61.25%    78.95%    30.85%    20.69%

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.


                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                             FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                  VALUE EQUITY
                                                      FUND
                                     ---------------------------------------
                                       YEAR      YEAR      YEAR    AUGUST 9,
                                       ENDED     ENDED     ENDED    1994 TO
                                     MARCH 31, MARCH 31, MARCH 31, MARCH 31,
                                       1998      1997      1996    1995 (A)
                                     --------- --------- --------- ---------
NET ASSET VALUE, BEGINNING OF
 PERIOD.............................  $ 14.80   $ 12.95   $ 10.83   $ 10.00
                                      -------   -------   -------   -------
INVESTMENT ACTIVITIES
 Net investment income..............     0.10      0.13      0.10      0.09
 Net realized and unrealized gains
  (losses) from investments.........     5.41      2.11      2.70      0.83
                                      -------   -------   -------   -------
  Total from Investment Activities..     5.51      2.24      2.80      0.92
                                      -------   -------   -------   -------
DISTRIBUTIONS
 Net investment income..............    (0.10)    (0.13)    (0.10)    (0.09)
 Net realized gains from
  investments.......................    (0.40)    (0.19)    (0.58)       --
 In excess of net realized gains
  from investments..................       --     (0.07)       --        --
                                      -------   -------   -------   -------
  Total Distributions...............    (0.50)    (0.39)    (0.68)    (0.09)
                                      -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD......  $ 19.81   $ 14.80   $ 12.95   $ 10.83
                                      =======   =======   =======   =======
  Total return (excludes sales
   charges).........................    37.59%    17.44%    26.13%     9.25%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets, End of Period (000)....  $56,948   $41,727   $32,353   $15,628
 Ratio of expenses to average net
  assets............................     1.20%     1.28%     1.45%     1.80%(c)
 Ratio of net investment income to
  average net assets................     0.57%     0.88%     0.83%     1.39%(c)
 Ratio of expenses to average net
  assets (*)........................     1.65%     1.73%     1.92%     2.30%(c)
 Ratio of net investment income to
  average net assets (*)............     0.12%     0.43%     0.36%     0.89%(c)
 Portfolio Turnover.................    33.20%    17.15%    43.80%    18.30%
 Average commission rate paid (d)...  $0.0801    0.0824        --        --

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for periods prior to the year ended March 31, 1997.

                      See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


5/98



                                      LOGO
                                    BRENTON
                                  MUTUAL FUNDS




                                      LOGO
                                  BRENTON BANK
                               INVESTMENT ADVISER




                                 ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                 MARCH 31, 1998